Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital and Share-based Payment Arrangements [Abstract]
Disclosure of Detailed Information About Capital Transactions

Number of shares (in millions)	Subordinate Voting Shares	Multiple Voting Shares
Issued and outstanding at December 31, 2015	124.5	18.9
Issued from treasury(i)	0.6	—
Cancelled under NCIB(ii)	(3.2)	—
Issued and outstanding at December 31, 2016	121.9	18.9
Issued from treasury(i)	2.8	—
Cancelled under NCIB(ii)	(1.9)	—
Other(iii)	0.35	(0.35)
Issued and outstanding at December 31, 2017	123.2	18.6
Issued from treasury(i)	1.3	—
Cancelled under NCIB(ii)	(6.8)	—
Issued and outstanding at December 31, 2018	117.7	18.6

(i)
During 2018, we issued 0.1 million (2017 — 1.7 million; 2016 — 0.6 million) subordinate voting shares from treasury upon the exercise of stock options for aggregate cash proceeds of $0.4 (2017 — $13.6; 2016 — $4.1). We also issued 1.2 million (2017 — 1.1 million; 2016 — nil) subordinate voting shares from treasury with ascribed values of $14.3 (2017 — $9.8; 2016 — nil) upon the vesting of certain RSUs and PSUs. We also settled RSUs and PSUs with subordinate voting shares purchased in the open market. Settlement of these awards is described below.

(ii)	NCIB stands for normal course issuer bid.

(iii)	During 2017, Onex Corporation converted 346,175 of our multiple voting shares into subordinate voting shares. Onex Corporation did not convert any multiple voting shares in 2016 or 2018.

Disclosure of Detailed Information About Stock Option Transactions
Stock option transactions were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price
	(in millions)
Outstanding at January 1, 2016	2.9	$8.03
Exercised	(0.6)	$6.46
Forfeited/Expired	(0.2)	$9.99
Outstanding at December 31, 2016	2.1	$8.46
Exercised	(1.7)	$7.87
Outstanding at December 31, 2017	0.4	$12.14
Exercised	(0.1)	$6.20
Outstanding at December 31, 2018	0.3	$11.93

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following stock options were outstanding as at December 31, 2018:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.06 - $12.85	0.3	$11.93	6.2	0.3	$11.68

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following stock options were outstanding as at December 31, 2018:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.06 - $12.85	0.3	$11.93	6.2	0.3	$11.68

Disclosure of Detailed Information About RSU Transactions
The following table outlines the RSU transactions during the years indicated, under each of the LTIP and CSUP.

Number of awards (in millions)	LTIP	CSUP	Total
Outstanding at January 1, 2016	—	3.5	3.5
Granted	0.8	1.5	2.3
Settled	—	(1.9)	(1.9)
Forfeited/Expired	—	(0.1)	(0.1)
Outstanding at December 31, 2016	0.8	3.0	3.8
Granted	1.4	0.5	1.9
Settled	(0.3)	(2.0)	(2.3)
Forfeited/Expired	(0.2)	—	(0.2)
Outstanding at December 31, 2017	1.7	1.5	3.2
Granted	—	2.6	2.6
Settled	(0.9)	(0.9)	(1.8)
Forfeited/Expired	(0.1)	(0.1)	(0.2)
Outstanding at December 31, 2018	0.7	3.1	3.8